Related Party Transactions - Narrative (Details) $ in Millions		3 Months Ended	12 Months Ended
	Jul. 24, 2015 USD ($)	Mar. 31, 2016 management_company	Dec. 31, 2015 management_company	Dec. 31, 2014 management_company
Related Party Transaction [Line Items]
Number of investment management companies		6	6	6
Percentage ownership of subsidiaries		100.00%	100.00%	100.00%
Related Party Transactions Number of Investment Technology Service Firms		2	2	1
New Energy Risk Inc.
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired	63.63%
Cash consideration | $	$ 8.8
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage	94.79%
Noncontrolling interest, ownership percentage by noncontrolling owners	5.21%
Percentage ownership of subsidiaries			100.00%